UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

Value Line Tax Exempt Fund,Inc.

(Exact name of registrant as specified in charter)

7 Times Square,21st Floor, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: February 28

Date of reporting period: November 30, 2013

Item 1: Schedule of Investments

A copy of Schedule of Investments for the period ended 11/30/13 is included with this Form.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2013

Principal		Rating
Amount		(unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (98.1%)

	ALABAMA (0.4%)
$310,000	University of Alabama (The), Revenue Bonds, Ser. A, 4.50%, 10/1/40	Aa2		$303,360

	ALASKA (0.3%)
200,000	North Slope Boro Alaska, General Obligation Unlimited, NATL-RE Insured, Ser. A, 5.00%, 6/30/17	Aa3		229,378

	ARIZONA (0.5%)
150,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. A, 5.00%, 7/1/38	Aa2		157,359
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa		216,038
				373,397
	ARKANSAS (1.3%)
485,000	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA Guaranteed, 4.30%, 3/1/16	A	*	488,977
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		521,625
				1,010,602
	CALIFORNIA (11.0%)
150,000	Berkeley Joint Powers Financing Authority, Revenue Bonds, 5.00%, 10/1/20	AA	*	173,612
100,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, 5.00%, 9/1/33	Aa3		105,280
500,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1		533,165
250,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Children’s Hospital, Ser. B, 5.00%, 8/15/26	Aa3		273,637
270,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3		256,611
225,000	California State Department of Water Resources Center Valley Project Water System, Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1		233,235
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3		266,997
	California State Public Works Board, Revenue Bonds:
500,000	Department of Corrections and Rehabilitation, 5.00%, 6/1/27	A2		530,930
150,000	Department of Health Services-Richmond Laboratory, Ser. B, 4.00%, 11/1/15	A2		160,169
250,000	Judicial Council Projects, Ser. D, 5.00%, 12/1/18	A2		291,642
	California State, General Obligation Unlimited:
565,000	5.00%, 2/1/38	A1		577,509
500,000	5.25%, 11/1/40	A1		519,965
250,000	City of Pasadena, California Certificate of Participation, Ser. C, 4.75%, 2/1/38	AA+	*	253,955
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	A2		207,680
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	A2		259,256
150,000	Long Beach Community College District, General Obligation Unlimited, Ser. B, 3.00%, 8/1/32	Aa2		114,863
	Los Angeles Unified School District, General Obligation Unlimited, Ser. B:
775,000	AMBAC Insured, 4.00%, 7/1/18 (2)	Aa2		833,559
135,000	AMBAC Insured, 5.00%, 7/1/18 (2)	Aa2		154,275

1

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)		Value

$220,000	Marin Community College District, General Obligation Unlimited, Election 2004, Ser. B, 4.75%, 8/1/34	Aa1		$225,247
330,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. C, 4.00%, 10/1/22	Aa1		362,934
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		262,497
150,000	San Diego Public Facilities Financing Authority Water Revenue, Revenue Bonds, Ser. A, 5.25%, 8/1/38	Aa2		158,123
200,000	San Jose Unified School District Santa Clara Country, General Obligation Unlimited, Election 2012, Ser. A, 3.80%, 8/1/37	Aa2		168,078
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	A1		931,984
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa2		169,314
	State of California, General Obligation Unlimited, Various Purpose Bonds:
250,000	5.00%, 9/1/41	A1		253,998
260,000	5.50%, 4/1/21	A1		302,988
				8,581,503
	COLORADO (1.7%)
250,000	Arapahoe County Colorado School District Number 006 Littleton, General Obligation Unlimited, State Aid Withholding Insured, 5.00%, 12/1/16	Aa1		282,420
500,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, NATL-RE State Aid Withholding Insured, 5.75%, 12/15/21		**	501,245
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		536,500
				1,320,165
	CONNECTICUT (0.6%)
200,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		178,436
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty - Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		273,490
				451,926
	DELAWARE (0.3%)
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA+	*	226,446

	DISTRICT OF COLUMBIA (0.1%)
100,000	District of Columbia Income Tax Secured Revenue, Revenue Bonds, Ser. G, 5.00%, 12/1/36	Aa1		105,391

	FLORIDA (5.2%)
500,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2		557,925
670,000	Cape Coral Florida Utility Special Assessment, Southwest 4 Area, AGM Insured, 4.50%, 7/1/18	A2		724,712
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 10/1/23	A1		276,722
	City of Jacksonville, Florida Special Revenue, Revenue Bonds:
250,000	Ser. A, 5.25%, 10/1/30	Aa2		266,333
125,000	Ser. B, 5.00%, 10/1/17	Aa2		143,669

2

The Value Line Tax Exempt Fund, Inc.

November 30, 2013

Principal		Rating
Amount		(unaudited)	Value

$415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, NATL-RE Insured, 5.00%, 7/1/22	Aa2	$464,659
750,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2	794,820
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2	265,508
215,000	Polk County Florida Public Facilities, Revenue Bonds, NATL-RE Insured, 5.00%, 12/1/21	A1	231,108
250,000	State of Florida, Department of Transportation, General Obligation Unlimited, 5.00%, 7/1/22	Aa1	291,927
			4,017,383
	GEORGIA (2.7%)
150,000	Augusta Georgia Water & Sewerage Revenue, Revenue Bonds, 4.00%, 10/1/28	A1	152,907
500,000	City of Atlanta, Georgia Water & Wastewater Revenue, Revenue Bonds, Ser. B, AGM Insured, 5.25%, 11/1/34	Aa3	520,080
200,000	County of DeKalb Georgia Water & Sewerage Revenue, Revenue Bonds, Ser. A, 4.00%, 10/1/15	Aa3	212,996
	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser.:
125,000	5.25%, 7/1/36	A1	133,595
500,000	Ser. A, 4.00%, 7/1/36	A1	452,885
630,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2	626,207
			2,098,670
	GUAM (0.2%)
150,000	Guam Power Authority, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 10/1/20	A2	167,214

	HAWAII (0.7%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2	519,411

	IDAHO (0.7%)
250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	Aa3	263,760
250,000	Idaho State Building Authority, Revenue Bonds, 5.00%, 9/1/40	Aa2	259,865
			523,625
	ILLINOIS (3.6%)
500,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, Assured GTY, 5.00%, 6/1/22	A2	536,780
200,000	Cook County, General Obligation Unlimited, Ser. C, 4.25%, 11/15/19	A1	219,842
250,000	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Ser. B, 5.00%, 7/1/26	A2	267,735
250,000	Illinois State, General Obligation Unlimited, 5.00%, 3/1/16	A3	269,912
190,000	Kane Kendall Etc Counties Community College District No. 516, General Obligation Unlimited, Ser. A, 5.00%, 12/15/20	Aa1	222,916
1,000,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2	1,092,500
150,000	University of Illinois, Revenue Bonds, Auxiliary Facilities System, Ser. A, 5.00%, 4/1/17	Aa3	169,088
			2,778,773

3

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)	Value

	INDIANA (2.3%)
$605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/21	Baa1	$646,207
295,000	Franklin Township School Building Corporation Unrefunded First Mortgage, Marion County, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/23	Baa1	315,092
750,000	Saint Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa	801,232
			1,762,531
	IOWA (0.6%)
500,000	Iowa Finance Authority, State Revolving Fund, Revenue Bonds, 3.38%, 8/1/29	Aaa	475,060

	KANSAS (0.7%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa	512,700

	KENTUCKY (1.0%)
235,000	Kentucky State Property & Building Commission, Project No. 95, Revenue Bonds, Ser. A, 5.00%, 8/1/14	Aa3	242,586
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects, Ser. A, 5.00%, 7/1/19	Aa2	528,867
			771,453
	LOUISIANA (0.7%)
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Parish of East Baton Rouge Road Improvements, 5.00%, 8/1/24	Aa3	279,648
250,000	Louisiana Office Facilities Corp., Revenue Bonds, 5.00%, 11/1/17	Aa3	285,957
			565,605
	MAINE (0.6%)
	Maine Municipal Bond Bank, Revenue Bonds:
225,000	Ser. D, 4.00%, 11/1/20	AA+ *	251,093
100,000	Ser. E, 5.00%, 11/1/18	Aa2	114,465
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3	104,832
			470,390
	MARYLAND (1.4%)
500,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa	538,040
500,000	Maryland State, General Obligation Unlimited, Second Refunding Bonds, Ser. E, 5.00%, 8/1/15	Aaa	539,485
			1,077,525

4

The Value Line Tax Exempt Fund, Inc.

November 30, 2013

Principal		Rating
Amount		(unaudited)	Value

	MASSACHUSETTS (4.4%)
$245,000	Martha’s Vineyard Land Bank, Revenue Bonds, AMBAC Insured, 4.25%, 5/1/36 (2)	A- *	$235,729
500,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1	465,940
500,000	Massachusetts Development Finance Agency Revenue, Refunding Revenue Bonds, Harvard University, Ser. B-2, 5.25%, 2/1/34	Aaa	547,085
250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa	275,303
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2	590,695
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa2	260,560
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Consolidated Loan, Ser. C, 5.00%, 8/1/37 (2)	Aa1	363,860
115,000	Town of Nantucket, Massachusetts Municipal Purpose Loan, General Obligation Limited, 4.13%, 2/15/24	Aa2	120,253
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Senior Ser. 1, 5.00%, 11/1/15	Aa2	544,060
			3,403,485
	MICHIGAN (0.4%)
250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa2	282,380

	MINNESOTA (0.7%)
150,000	Minnesota State, General Obligation Unlimited, Various Purpose Bonds, Ser. K, 5.00%, 11/1/16	Aa1	169,524
380,000	Osseo Independent School District No. 279, General Obligation Unlimited, Refunding & School Building, Ser. A, AGM Insured, 5.00%, 2/1/15	Aa1	401,280
			570,804
	MISSISSIPPI (0.8%)
620,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2	634,880

	MISSOURI (0.2%)
185,000	Missouri State Health & Educational Facilities Authority, Heartland Regional Medical Center, Revenue Bonds, 5.00%, 2/15/43	A1	182,467

	NEBRASKA (0.7%)
285,000	Central Plains Energy Project, Revenue Bonds, Project No. 3, 5.00%, 9/1/21	Baa1	309,587
250,000	University of Nebraska, Lincoln Student, Revenue Bonds, 4.00%, 7/1/33	Aa1	246,980
			556,567
	NEVADA (0.7%)
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2	237,880
200,000	County of Clark, Nevada Refunding, General Obligation Limited, Ser. B, 4.00%, 7/1/17	Aa1	221,888
100,000	County of Washoe, Nevada Refunding, General Obligation Limited, Ser. A, 4.00%, 3/1/17	Aa2	109,594
			569,362

5

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

	NEW HAMPSHIRE (0.6%)
$500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1		$505,545

	NEW JERSEY (5.1%)
500,000	New Jersey Building Authority, Revenue Bonds, Ser. A, 5.00%, 6/15/17	A1		557,450
500,000	New Jersey Economic Development Authority, Revenue Bonds, 5.00%, 6/15/15	Baa1		529,370
275,000	New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A, 5.00%, 12/1/18	Aa2		313,882
100,000	New Jersey Institute of Technology, Revenue Bonds, Ser. A, General Obligation of Institution Insured, 5.00%, 7/1/42	A1		102,238
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa		1,086,680
	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds:
125,000	AHS Hospital Corp., 5.00%, 7/1/17	A1		140,931
245,000	Hospital Asset Transformation, Ser. A, 5.25%, 10/1/18	A1		285,976
150,000	Ser. A, 4.00%, 7/1/26	Baa1		142,086
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System:
245,000	Ser. A, AMBAC Insured, 4.75%, 12/15/37 (2)	A1		242,224
250,000	Ser. B, 5.00%, 6/15/18	A1		288,953
	New Jersey State Turnpike Authority, Revenue Bonds:
165,000	Ser. A, 5.00%, 1/1/29	A3		176,146
100,000	Ser. F, 5.00%, 1/1/35	A3		103,995
				3,969,931
	NEW MEXICO (1.0%)
140,000	County of Santa Fe New Mexico Gross Receipts Tax Revenue, Revenue Bonds, Ser. A, 4.00%, 6/1/20	Aa3		156,209
500,000	New Mexico Finance Authority, State Transportation Revenue, Refunding Revenue Bonds, 5.00%, 6/15/18	Aa1		586,545
				742,754
	NEW YORK (8.3%)
100,000	County of Monroe Industrial Development Agency School Facility Revenue, Revenue Bonds, Rochester School Modernization Project, 5.00%, 5/1/17	Aa3		113,547
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa1		162,005
750,000	County of Westchester, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aa1		781,230
400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	414,640
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	A2		205,278
	New York State Dormitory Authority, Revenue Bonds:
200,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	A2		206,060
100,000	Cornell University, Ser. A, 5.00%, 7/1/40	Aa1		105,148
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	548,850
150,000	State Personal Income Tax Revenues General Purpose, Ser. A, 4.50%, 3/15/35	AAA	*	151,292
100,000	State Supported Debt, State University Dormitory Facilities, Ser. A, 4.00%, 7/1/15	Aa2		105,729
400,000	New York State Environmental Facilities Corp., Revenue Bonds, Ser. A, 5.00%, 12/15/16	AAA	*	453,496
	New York State Environmental Facilities Corp., Revolving Funds Revenue Bonds:
500,000	Ser. B, 5.00%, 6/15/28	Aaa		549,500
125,000	Ser. C, 4.13%, 6/15/22	Aaa		131,576
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	AAA	*	254,132
	New York State Urban Development Corp., State Personal Income Tax Revenue:
130,000	Revenue Bonds, Ser. A, 5.00%, 3/15/16	AAA	*	143,510
6

The Value Line Tax Exempt Fund, Inc.

November 30, 2013

Principal Amount		Rating (unaudited)		Value

$150,000	Revenue Bonds, Ser. C, 5.00%, 12/15/17	AAA	*	$174,707
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa3		93,874
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa3		104,879
	Triborough Bridge & Tunnel Authority, Revenue Bonds:
250,000	FSA-CR AGM-CR MBIA Insured, 5.50%, 11/15/19	A1		303,267
150,000	Prerefunded, Ser. C, 5.00%, 11/15/19		**	177,703
100,000	Subser. D, 5.00%, 11/15/15	A1		108,766
500,000	Subser. D, 5.00%, 11/15/26	A1		536,735
100,000	Unrefunded, Ser. C, 5.00%, 11/15/19	Aa3		116,446
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA-	*	535,210
				6,477,580
	NEW YORK CITY (5.6%)
	City of New York, General Obligation Unlimited:
350,000	Fiscal 2008, Subser. C-1, AGM Insured, 5.00%, 10/1/24	Aa2		394,138
250,000	Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		263,995
150,000	Subser. I-1, 5.00%, 8/1/17	Aa2		172,322
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2		229,690
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
500,000	Ser. C, 4.75%, 6/15/33	Aa1		502,130
250,000	Ser. DD, 4.50%, 6/15/38	Aa2		244,897
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa2		207,136
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa2		161,099
250,000	New York City Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A, 5.00%, 2/15/16	Aa3		273,850
500,000	New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2		501,445
	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
300,000	Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		316,614
130,000	Prerefunded, Ser. B, 5.00%, 11/1/23		**	148,699
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		163,679
270,000	Unrefunded, Ser. B, 5.00%, 11/1/23	Aa1		302,732
200,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2012, Subser. S-1A, State Aid Withholding Insured, 4.00%, 7/15/21	Aa3		218,206
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art, Ser. 1A, 5.00%, 4/1/28	Aa2		272,212
				4,372,844
	NORTH CAROLINA (2.3%)
145,000	County of Forsyth, General Obligation Unlimited, 5.00%, 5/1/17	Aaa		166,370
305,000	Nash Health Care Systems Health Care Facilities Revenue, Revenue Bonds, 4.50%, 11/1/37	A	*	279,862
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A1		325,960
250,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		254,155
	Raleigh Durham Airport Authority, Revenue Bonds:
195,000	Ser. A, 5.00%, 5/1/36	Aa3		202,771
250,000	Ser. B-1, 5.00%, 11/1/28	Aa3		269,693

7

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

$315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		$305,348
				1,804,159
	OHIO (3.6%)
200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA+	*	213,866
325,000	Cleveland Department of Public Utilities Division of Water Revenue, Revenue Bonds, Senior Lien Ser. X, 3.63%, 1/1/37	Aa1		268,274
1,000,000	Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	A3		1,076,580
350,000	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, The Cleveland Museum Art Project, 5.00%, 10/1/19	AA+	*	409,636
150,000	Columbus Ohio Metropolitan Library Special Obligation, Revenue Bonds, Ser. 1, 5.00%, 12/1/23	Aa2		169,418
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		355,284
250,000	Ohio University, General Receipts, Revenue Bonds, 4.00%, 12/1/17	Aa3		278,530
				2,771,588
	OKLAHOMA (0.4%)
250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA	*	286,330

	OREGON (0.8%)
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		594,835

	PENNSYLVANIA (3.8%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, State Aid Withholding Insured, 5.00%, 12/15/34	Aa2		546,675
200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	AA-	*	201,970
495,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Refunding Bonds, Ser. A, AGM Insured, 5.25%, 12/15/32	A2		502,870
1,000,000	Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18 (2)	A2		1,129,650
300,000	Pittsburgh Public Schools, General Obligation Limited, Ser. B, State Aid Withholding Insured, 4.00%, 9/1/22	Aa3		316,635
225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	228,492
				2,926,292
	PUERTO RICO (0.9%)
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien:
100,000	Ser. A, 5.00%, 7/1/17	Ba1		87,674
325,000	Ser. A, 5.00%, 7/1/33	Ba1		226,850
250,000	Puerto Rico Electric Power Authority, Revenue Bonds, Ser. SS, NATL-RE Insured, 5.00%, 7/1/14	Baa1		249,630
150,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subser. C, 5.00%, 8/1/35	A3		109,488
				673,642

8

The Value Line Tax Exempt Fund, Inc.

November 30, 2013

Principal Amount		Rating (unaudited)		Value

	RHODE ISLAND (0.7%)
$500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Consolidated Capital Development Loan, Ser. C, NATL-RE Insured, 5.00%, 11/15/16	Aa2		$564,160

	SOUTH CAROLINA (1.8%)
500,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		507,115
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aa1		370,520
150,000	Clemson University South Carolina Athletic Facilities, Refunding Revenue Bonds, 3.00%, 5/1/20	Aa3		159,374
145,000	South Carolina Jobs-Economic Development Authority, Refunding and Improvement Revenue Bonds, Palmetto Health, 5.75%, 8/1/39	Baa1		149,724
250,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Georgetown Hospital, Ser. B, 3.50%, 2/1/25	A3		232,780
				1,419,513
	TENNESSEE (0.3%)
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A2		248,863

	TEXAS (12.8%)
1,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		1,637,811
150,000	City of Houston Texas, Public Improvement Refunding Bonds, General Obligation Limited, Ser. A, 5.00%, 3/1/25	Aa2		168,993
250,000	Fort Worth Independent School District, School Building, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 2/15/20	Aa1		295,260
1,170,000	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	Aa3		1,246,974
500,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, Serial CIB, PSF-GTD Insured, 4.50%, 8/15/32	AAA	*	500,980
175,000	Lamar Consolidated Independent School District, Schoolhouse, General Obligation Unlimited, 4.50%, 2/15/17	Aaa		196,248
500,000	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured, Ser. C, 5.00%, 8/1/15 (2)	A	*	503,510
10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	2,101,100
250,000	Lower Colorado River Authority, Revenue Bonds, Ser. A, 5.00%, 5/15/31	A2		258,955
135,000	North Fort Bend Water Authority, Revenue Bonds, AGM Insured, Ser. A, 3.00%, 12/15/19	A2		141,251
200,000	Olmos Park Higher Education Facilities Corp., Refunding Revenue Bonds, University of the Incarnate Word, 5.00%, 12/1/23	A3		221,048
1,000,000	Southmost Junior College District Texas, General Obligation Limited, NATL-RE Insured, 5.00%, 2/15/25	Baa1		1,047,790
250,000	State of Texas, Water Financial Assistance, General Obligation Unlimited, Ser. B, 5.00%, 8/1/16	Aaa		280,225
275,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Ser. A, 5.00%, 11/15/38	Aa3		275,198
125,000	University of Texas Financing System, Revenue Bonds, Ser. D, 4.25%, 8/15/19	Aaa		143,219
515,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21 (2)	A3		551,936
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/30	AAA	*	399,405
				9,969,903

9

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value

	VERMONT (0.6%)
$200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College, 5.00%, 10/1/42	Baa1		$199,684
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		276,528
				476,212
	VIRGINIA (0.4%)
250,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program, Ser. C, 5.00%, 11/1/18	Aaa		295,790

	WASHINGTON (2.2%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		257,198
100,000	City of Seattle Washington, Water System Revenue, Revenue Bonds, Ser. B, 4.00%, 8/1/15	Aa1		106,178
	Energy Northwest Washington Electric Refunding-Project 3, Revenue Bonds:
300,000	Ser. A, 5.00%, 7/1/17	Aa1		345,129
120,000	Ser. D, 5.00%, 7/1/16	Aa1		133,840
250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33	A1		261,987
350,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa2		306,579
250,000	Washington State, Motor Vehicle Tax - Senior 520, General Obligation Unlimited, Ser. C, 5.00%, 6/1/32	Aa1		267,242
				1,678,153
	WEST VIRGINIA (0.3%)
175,000	West Virginia School Building Authority, Revenue Bonds, 5.00%, 7/1/17	A1		199,719

	WISCONSIN (1.9%)
150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32	Aa2		145,849
200,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Froedtert Health, Ser. A, 5.00%, 4/1/23	AA-	*	223,562
250,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Ser. B, 5.00%, 2/15/24	A-	*	269,015
750,000	Wisconsin State, General Obligation Unlimited, Ser. C, 4.50%, 5/1/20	Aa2		863,460
				1,501,886
	WYOMING (0.2%)
200,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A+	*	195,540

	TOTAL LONG-TERM MUNICIPAL SECURITIES (98.1%) (Cost $76,139,782)			76,217,692
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)			1,465,907
	NET ASSETS (3) (100.0%)			$77,683,599
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($77,683,599 ÷ 8,040,037 shares outstanding)			$9.66

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.

10

The Value Line Tax Exempt Fund, Inc.

November 30, 2013

(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(3)	For federal income tax purposes, the aggregate cost was $76,139,782, aggregate gross unrealized appreciation was $1,792,288, aggregate gross unrealized depreciation was $1,714,378 and the net unrealized appreciation was $77,910.
ADFA	Arkansas Development Finance Authority
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
Assured GTY	Assured Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance Corporation
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed
11

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

—	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
—	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
—	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of November 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$-	$76,217,692	$-	$76,217,692
Total Investments in Securities	$-	$76,217,692	$-	$76,217,692

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended November 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 16, 2014